Ordinary shares, Convertible and redeemable preferred shares and warrants	12 Months Ended
Dec. 31, 2015
Ordinary shares, Convertible and redeemable preferred shares and warrants [Abstract]
Ordinary shares, Convertible and redeemable preferred shares and warrants
19.	Ordinary shares, Convertible and redeemable preferred shares and warrants

(a)	Ordinary Shares

The authorized share capital of the Company was US$50,000 as of December 31, 2014 and 2015, consisting of 500,000,000 ordinary shares of US$0.0001 each. The holders of ordinary shares are entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to prior rights of holders of all other classes of shares outstanding.

Upon the completion of the Company's IPO on August 7, 2014 (Note 1.3), the Company's shares were divided into Class A ordinary shares and Class B ordinary shares both with par value of US$0.0001. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting rights and conversion rights. Holders of Class A ordinary shares are entitled to one vote per share at all shareholders' meetings, while holders of Class B ordinary shares are entitled to ten votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time at the discretion of the Class B shareholders thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

For the purposes of granting ordinary shares to holders of restricted shares and share options under the share incentive plans (Note 20) upon vesting and exercise, 12,000,000 ordinary shares of the Company were issued in 2015 to its own account for nil consideration. These issued shares are recorded as treasury stock at their par value and are not included in the calculation of outstanding shares of the Company. Shares held under treasury stock will be transferred to outstanding share capital upon fulfilment of vesting conditions attached in the restricted share scheme and upon exercise of share options

Movements of issued and outstanding Class A ordinary shares and Class B ordinary shares during 2014 and 2015 were as follows:

	Number of ordinary shares outstanding
	Class A	Class B	Total
As at January 1, 2014	N/A	N/A	41,032,120
Division upon IPO	4,849,650	36,182,470	41,032,120
Issuance of ordinary shares upon IPO	42,353,333	—	42,353,333
Conversion of preference shares upon IPO	45,263,650	45,263,650	90,527,300
As at December 31, 2014	92,466,633	81,446,120	173,912,753
Vesting of restricted shares	5,320,992	—	5,320,992
Exercise of share options	2,690,000	—	2,690,000
Repurchase of ordinary shares	(705,200)	—	(705,200)
As at December 31, 2015	99,772,425	81,446,120	181,218,545

Repurchases

In connection with the issuance of the Series C and Series A-1 Preferred Shares in September 2013, the Company repurchased 1,707,880 ordinary shares from Mr. Chen for a total consideration of US$720,000 (equivalent to RMB4,456,512). The price paid for each ordinary share was US$0.42158 (equivalent to RMB2.6093) which approximated the then fair value. The ordinary shares repurchased were immediately cancelled by the Company.

Before the Reorganization, Mr. Li was one of the investors of Shenzhen iDreamSky, the aforesaid liquidation preference was additionally granted to Li Meiping Ordinary shares in the Reorganization. The increase in fair value of Li Meiping Ordinary shares of US$48,000 (equivalent to RMB300,000) caused by such additional liquidation preference at the time of Reorganization was accounted for as deemed dividend.

Li Meiping Ordinary shares were repurchased by the Company in September 2013 for US$0.4216 per share and were then cancelled. The excess amount of the repurchase price over the carrying amount of the ordinary shares held by Mr. Li was accounted for as deemed dividend of US$4,747,000 (equivalent to RMB29,075,000).

During the year ended December 31, 2015, the Company repurchased 705,200 ordinary shares for a total consideration of US$1,425,000 (equivalent to RMB9,234,000). The ordinary shares repurchased have not yet been cancelled by the Company as at December 31, 2015, and accordingly, accounted for as treasury stock.

(b)	Convertible and redeemable preferred shares

In August 2014, the Company completed its IPO. Accordingly, all outstanding preferred shares (“Preferred Shares”) were converted into class A and class B ordinary shares. The carrying amount of preferred shares immediately prior to conversion was transferred to share capital and additional paid in capital on that date.

Prior to their automatic conversion to ordinary shares upon the Company's IPO on August 7, 2015, the preferred shares were entitled to certain preference with respect to conversion, redemption, dividends and liquidation. Each Preferred Share conveys the right to the shareholder of one vote for each ordinary share upon conversion. Immediately prior to the IPO, the Company's preference shares comprised the following:

Series	Issuance date	Share issued and outstanding	Issuance price per share (US$)	Proceeds from issuance, net of issuance costs (US$'000)	Proceeds from issuance, net of issuance costs (RMB'000)	Carrying Amount immediately prior to the IPO (RMB'000)
Series A	May 3, 2012	6,750,000	0.0704	950	6,000	3,270
Series A -1	Sep 9, 2013	19,717,880	0.4216	8,313	51,452	51,452
Series B (Note (i))	May 3, 2012	25,000,000	0.2400	5,695	35,673	578,156
Series B-1	July 4, 2013	11,111,100	0.3600	4,000	24,648	256,958
Series C	Sep 30, 2013	27,948,320	0.4800	12,288	75,937	646,340

Note:

(i)	The proceeds included the fair value allocated to warrants granted to Series B Preferred Shares Investors as of the issuance date.

Repurchase of Series A Preferred Shares

Concurrently with issuance of Series A-1 and Series C Preferred Shares in September 2013, the Company repurchased 6,750,000 Series A Preferred Shares at the same issuance price of Series A-1 Preferred Shares, total US$2,845,593(equivalent to RMB17,532,268). The US$2,337,532(equivalent to RMB14,402,000) excess amount of the repurchase consideration over the carrying amount of Series A Preferred Shares was accounted for as deemed dividend.

Accretion

(1) Series A and Series A-1 Preferred Shares

The Company has classified the Series A and Series A-1 Preferred Shares as mezzanine equity since certain deemed liquidation events which give the redemption right to relevant holders are not within the control of the Company. The Company concluded that the occurrence of the deemed liquidation events are not probable; therefore, subsequent adjustment of the amount of Series A and Series A-1 Preferred Shares presented in Mezzanine equity is not required.

(2) Series B, Series B-1 and Series C Preferred Shares

Beginning on or after the date that is specified periods after the respective issuance dates of Series B Shares, Series B-1 Shares and Series C Shares, at any time and from time to time prior to a Qualified IPO or upon the redemption of any other class of Preferred Shares, the holders of 2/3 then-outstanding Series B Shares, Series B-1 Shares and Series C Shares may require the Company to redeem all of the then outstanding Series B Shares, Series B-1 Shares and Series C Shares.

Due to the redemption features described above, the Company classified Series B, Series B-1 and Series C Preferred Shares in the mezzanine equity section of the consolidated balance sheets. The Company recognizes the changes in the redemption value immediately as they occur and adjust their respective carrying amounts to equal the redemption value at the end of each reporting period. The fair market value of the Series B, Series B-1 and Series C Preferred Shares was greater than their original purchase price as of December 31, 2013 and the date of their conversion to ordinary shares in 2014. As a result, the Company recorded accretion to the redemption value immediately and adjust the carrying amount of the instrument to equal the redemption value at December 31, 2013 and the date of their conversion to ordinary shares in 2014. The accretion was recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges were recorded by increasing accumulated deficit.

(c)	Warrants

In conjunction with the issuance of the Series B Preferred Shares in 2012, the Company also granted warrants (“Warrants – Series B-1”) to the investors of Series B Preferred Shares holders to acquire 11,111,100 shares of Series B-1 Preferred Shares at an aggregate cash consideration of US$4,000,000.

Warrants – Series B-1 were classified as liability in the consolidated balance sheet because Series B-1 Preferred Shares, as the settlement of Warrants – Series B-1, were redeemable. The Warrants – Series B-1 were exercised in July 2013. They are re-measured to fair value for as of December 31, 2012 and the date of exercise in 2013. During the year ended December 31, 2013, the Company recorded a loss of fair value change of RMB514,000 in consolidated statements of operations and comprehensive income.